Organization and Business Description (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements of the Company	The consolidated financial statements of the Company include the following entities:
Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
ICZOOM	June 18, 2015	Cayman Islands	Parent, 100%	Investment holding
ICZOOM HK	May 22, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Ehub	September 13, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Hjet HK	August 6, 2013	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Components Zone HK	May 19, 2020	Hong Kong	100%	Investment holding
ICZOOM WFOE	September 17, 2020	PRC	100%	WFOE, Consultancy
Hjet Shuntong	November 8, 2013	PRC	100%	Investment holding
Hjet Supply Chain	July 3, 2006	PRC	100%	Order fulfilment
ICZOOM Shenzhen	July 20, 2015	PRC	100%	Sales of electronic components through B2B e-commerce platform
Hjet Logistics	May 31, 2013	PRC	100%	Logistics and product shipping

Schedule of Unaudited Balance Sheet
	December 10, 2021 (the VIE termination date)	June 30, 2021
ASSETS
CURRENT ASSETS
Cash	$41,912	$2,891
Accounts receivable	173,550	—
Prepaid expenses and other current assets	2,024	7,061
TOTAL CURRENT ASSETS	217,486	9,952
Other noncurrent assets	2,411	1,452
TOTAL ASSETS	$219,897	$11,404

LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$427,395	$566,158
TOTAL CURRENT LIABILITIES	427,395	566,158
TOTAL LIABILITIES	$427,395	$566,158

Schedule of Unaudited Operation Statement
	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
	(Unaudited)
REVENUE, net	$72,425	$36,273
COST OF REVENUE	1,122	32,229
GROSS PROFIT	71,303	4,044

OPERATING EXPENSES
Selling expenses	14,265	37,809
General and administrative expenses	75,751	182,628
Total operating expenses	90,016	220,437
LOSS FROM OPERATIONS	(18,713)	(216,393)

OTHER INCOME
Other income, net	92	243
Total other income, net	92	243
LOSS BEFORE INCOME TAX PROVISION	(18,621)	(216,150)
PROVISION FOR INCOME TAXES	—	—
NET LOSS	$(18,621)	$(216,150)

Schedule of Unaudited Cash flow
	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
Cash flows from operating activities:
Net loss	$(18,621)	$(216,150)
Changes in operating assets and liabilities:
Accounts receivable	—	—
Advances to suppliers	—	—
Prepaid expenses and other current assets	4,095	(2,847)
Other noncurrent assets	—	(1,421)
Accrued expenses and other current liabilities	53,198	216,478
Net cash provided by (used in) operating activities	38,672	(3,940)
Effect of exchange rate fluctuation on cash	349	515
Net increase (decrease) in cash	39,021	(3,425)
Cash at beginning of the period	2,891	6,316
Cash at end of the period	$41,912	$2,891